Other operating income - Analysis of other operating income (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018		Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Research and development credit	£ 16	£ 156		£ 518	£ 156
Income on release of the US not for profit organizations financial liability	0	0		0	539
Other income	0	0		0	6
Other operating income	3,772	2,825	[1]	12,778	8,979	[2]
BARDA
Disclosure of operating segments [line items]
Grant income	3,590	2,230		11,698	7,535
CARB-X and Innovate
Disclosure of operating segments [line items]
Grant income	£ 166	£ 439		£ 562	£ 743

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’